Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Calculation of Basic and Diluted Earnings Per Share Amounts

	2023				2022					2021
	Per Series		Per Series		Per Series		Per Series		Per Series		Per Series
	“B” Shares		“D” Shares		“B” Shares		“D” Shares		“B” Shares		“D” Shares
(in millions of shares)
Weighted average number of shares for basic earnings per share		9,239.73		8,617.94		9,241.72		8,625.92		9,242.88		8,630.54
Effect of dilution associated with non-vested shares for share based payment plans		6.69		26.78		4.70		18.79		3.54		14.17
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		9,246.42		8,644.71		9,246.42		8,644.71		9,246.42		8,644.71
Dividend rights per series (see Note 23.1)		100%		125%		100%		125%		100%		125%
Weighted average number of shares further adjusted to reflect dividend rights		9,246.42		10,805.89		9,246.42		10,805.89		9,246.42		10,805.89
Basic earnings per share from continuing operations		1.67		2.09		1.12		1.40		1.01		1.26
Diluted earnings per share from continuing operations		1.67		2.09		1.12		1.40		1.01		1.26
Basic earnings per share from discontinued operations		1.61		2.02		0.07		0.09		0.41		0.52
Diluted earnings per share from discontinued operations		1.61		2.01		0.07		0.09		0.41		0.52
Allocation of earnings, weighted		46.11%		53.89%		46.11%		53.89%		46.11%		53.89%
Net controlling interest income allocated from continuing operations	Ps.	15,425	Ps.	18,026	Ps.	10,369	Ps.	12,117	Ps.	9,329	Ps.	10,902
Net controlling interest income allocated from discontinued operations	Ps.	14,865	Ps.	17,373	Ps.	656	Ps.	767	Ps.	3,811	Ps.	4,453